Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Consolidated Statements of Comprehensive Income [Abstract]
Gross unrealized holding (loss) gain on securities available for sale, income taxes	$ (178)	$ 43	$ (245)
Reclassification adjustment for gross realized holding (gain) on securities available for sale, income tax	264	0	348
Benefit plans, income taxes	$ (115)	$ (181)	$ (52)